UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SMALL CAP GROWTH FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.5%
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 3.8%
867,930	Burger King Holdings Inc.	$19,918,993

Media - 1.8%
1,905,240	Lions Gate Entertainment Corp. *	9,621,462

Specialty Retail - 3.6%
338,460	Ross Stores Inc.	12,143,945
385,860	Urban Outfitters Inc. *	6,316,528

	Total Specialty Retail	18,460,473

	TOTAL CONSUMER DISCRETIONARY	48,000,928

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.4%
462,719	Casey’s General Stores Inc.	12,336,088

Personal Products - 0.6%
329,130	Nu Skin Enterprises Inc., Class A Shares	3,452,574

	TOTAL CONSUMER STAPLES	15,788,662

ENERGY - 5.5%
Energy Equipment & Services - 1.3%
1,110,575	ION Geophysical Corp. *	1,732,497
253,260	Key Energy Services Inc. *	729,389
515,620	North American Energy Partners Inc. *	1,572,641
1,355,145	Parker Drilling Co. *	2,493,466

	Total Energy Equipment & Services	6,527,993

Oil, Gas & Consumable Fuels - 4.2%
184,910	Comstock Resources Inc. *	5,510,318
275,076	GMX Resources Inc. *	1,787,994
272,307	Range Resources Corp.	11,208,156
541,042	SandRidge Energy Inc. *	3,565,467

	Total Oil, Gas & Consumable Fuels	22,071,935

	TOTAL ENERGY	28,599,928

EXCHANGE TRADED FUND - 2.0%
230,207	iShares Russell 2000 Growth Index Fund	10,584,918

FINANCIALS - 3.4%
Capital Markets - 1.4%
171,385	Affiliated Managers Group Inc. *	7,148,468

Diversified Financial Services - 0.4%
1,204,673	Primus Guaranty Ltd. *	1,891,337

Real Estate Investment Trusts (REITs) - 1.6%
73,912	Alexandria Real Estate Equities Inc.	2,690,397
1,388,850	CB Richard Ellis Group Inc., Class A Shares *	5,597,065
282,200	Gramercy Capital Corp.	273,734

	Total Real Estate Investment Trusts (REITs)	8,561,196

	TOTAL FINANCIALS	17,601,001

HEALTH CARE - 15.6%
Biotechnology - 5.1%
460,884	Acorda Therapeutics Inc. *	9,130,112
356,630	Alexion Pharmaceuticals Inc. *	13,430,686
1,222,900	ARIAD Pharmaceuticals Inc. *	1,455,251
168,600	Infinity Pharmaceuticals Inc. *	1,385,892
621,950	Senomyx Inc. *	988,900

	Total Biotechnology	26,390,841

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
HEALTH CARE - 15.6% (continued)
Health Care Equipment & Supplies - 2.3%
462,470	Conceptus Inc. *	$5,434,023
270,396	Integra LifeSciences Holdings Corp. *	6,686,893

	Total Health Care Equipment & Supplies	12,120,916

Health Care Providers & Services - 4.7%
280,390	AmerisourceBergen Corp.	9,157,538
254,202	Mednax Inc. *	7,491,333
234,140	Owens & Minor Inc.	7,757,058

	Total Health Care Providers & Services	24,405,929

Health Care Technology - 0.7%
301,800	Vital Images Inc. *	3,401,286

Pharmaceuticals - 2.8%
344,900	Auxilium Pharmaceuticals Inc. *	9,560,628
253,307	XenoPort Inc. *	4,904,023

	Total Pharmaceuticals	14,464,651

	TOTAL HEALTH CARE	80,783,623

INDUSTRIALS - 15.2%
Aerospace & Defense - 2.7%
710,713	Orbital Sciences Corp. *	8,450,377
1,183,400	Taser International Inc. *	5,538,312

	Total Aerospace & Defense	13,988,689

Building Products - 0.1%
244,405	NCI Building Systems Inc. *	542,579

Commercial Services & Supplies - 3.4%
502,180	Corrections Corporation of America *	6,432,926
242,700	Herman Miller Inc.	2,587,182
734,665	Taleo Corp., Class A Shares *	8,683,740

	Total Commercial Services & Supplies	17,703,848

Construction & Engineering - 4.1%
394,250	Dycom Industries Inc. *	2,282,707
386,900	Quanta Services Inc. *	8,299,005
387,360	Shaw Group Inc. *	10,617,538

	Total Construction & Engineering	21,199,250

Machinery - 3.3%
247,730	AGCO Corp. *	4,855,508
567,080	IDEX Corp.	12,402,040

	Total Machinery	17,257,548

Trading Companies & Distributors - 1.6%
268,580	MSC Industrial Direct Co. Inc., Class A Shares	8,344,781

	TOTAL INDUSTRIALS	79,036,695

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 2.4%
933,630	Comverse Technology Inc. *	5,359,036
340,546	F5 Networks Inc. *	7,134,439

	Total Communications Equipment	12,493,475

Electronic Equipment, Instruments & Components - 1.4%
140,730	Mettler-Toledo International Inc. *	7,223,671

Internet Software & Services - 6.9%
62,210	Baidu.com Inc., ADR *	10,986,286
444,330	Digital River Inc. *	13,249,921
614,957	Mercadolibre Inc. *	11,407,452

	Total Internet Software & Services	35,643,659

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 25.4% (continued)
IT Services - 1.1%
1,319,830	Online Resources Corp. *	$5,556,484

Semiconductors & Semiconductor Equipment - 1.6%
2,696,762	LSI Corp. *	8,198,157

Software - 12.0%
556,790	Aspen Technology Inc. *	3,891,962
521,130	Blackboard Inc. *	16,540,666
679,850	Citrix Systems Inc. *	15,391,804
2,476,670	Lawson Software Inc. *	10,525,847
372,044	MICROS Systems Inc. *	6,975,825
801,310	Sourcefire Inc. *	5,833,537
341,200	Ulticom Inc. *	1,876,600
445,885	Verint Systems Inc. *	1,560,598

	Total Software	62,596,839

	TOTAL INFORMATION TECHNOLOGY	131,712,285

MATERIALS - 2.2%
Chemicals - 0.5%
308,750	Rockwood Holdings Inc. *	2,451,475

Metals & Mining - 1.7%
163,046	Compass Minerals International Inc.	9,190,903

	TOTAL MATERIALS	11,642,378

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.8%
547,200	Frontier Communications Corp.	3,928,896

Wireless Telecommunication Services - 6.0%
364,710	American Tower Corp., Class A Shares *	11,098,125
268,550	Leap Wireless International Inc. *	9,364,339
463,830	SBA Communications Corp., Class A *	10,807,239

	Total Wireless Telecommunication Services	31,269,703

	TOTAL TELECOMMUNICATION SERVICES	35,198,599

UTILITIES - 3.2%
Electric Utilities - 3.2%
381,730	ITC Holdings Corp.	16,651,063

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $712,237,998)	475,600,080

FACE AMOUNT
SHORT-TERM INVESTMENT - 7.2%
Repurchase Agreement - 7.2%
$37,229,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $37,229,207; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $37,973,687) (Cost - $37,229,000)	37,229,000

	TOTAL INVESTMENTS - 98.7% (Cost - $749,466,998#)	512,829,080
	Other Assets in Excess of Liabilities - 1.3%	6,845,039

	TOTAL NET ASSETS - 100.0%	$519,674,119

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
277	CB Richard Ellis Group Inc., Call	4/18/09	$5.00	$4,155
406	Compass Minerals International Inc., Call	4/18/09	60.00	69,832
770	Digital River Inc., Call	4/18/09	30.00	115,500
680	Leap Wireless International Inc., Call	4/18/09	40.00	40,800
680	Leap Wireless International Inc., Put	4/18/09	30.00	34,000
965	Ross Stores Inc., Call	4/18/09	37.50	53,075

	Total Written Options (Premiums Received - $410,373)			$317,362

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate, diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MARCH 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$512,829,080	$475,600,080	$37,229,000	—
Other financial instruments*	(317,362)	(317,362)	—	—

Total	$512,511,718	$475,282,718	$37,229,000	—

*	Other financial instruments include written options.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,103,102
Gross unrealized depreciation	(279,741,020)

Net unrealized depreciation	$(236,637,918)

During the period ended March 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2008	—	—
Options written	6,083	$957,735
Options closed	—	—
Options expired	(2,305)	(547,362)

Written options, outstanding March 31, 2009	3,778	$410,373

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Primary Underlying Risk Disclosure	Written Options, at Value	Total
Interest Rate Contracts	—
Foreign Exchange Contracts	—	—
Credit Contracts	—	—
Equity Contracts	$(317,362)	$(317,362)
Other Contracts	—	—
Total	$(317,362)	$(317,362)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: May 28, 2009